Installment Payment Receivables, Net -Summary of Installment payment receivables consisted of the following (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts	¥ (122,401)
Installment payment receivables - net	4,909,550	¥ 3,483,308
Interest Income [Member]
Current portion of installment payment receivables	1,929,463	1,328,283
Non-current portion of installment payment receivables	3,102,488	2,243,169
Allowance for doubtful accounts	(122,401)	(88,144)
Installment payment receivables - net	¥ 4,909,550	¥ 3,483,308